Asset Retirement Obligations and Accrued Reclamation Liabilities	12 Months Ended
Jun. 30, 2022
Disclosure Of Asset Retirement Obligations and AccruedReclamation Liabilities [Abstract]
Disclosure Of Asset Retirement Obligations and AccruedReclamation Liabilities
5. Asset Retirement Obligations and Accrued Reclamation Liabilities
On June 30, 2021, we established an asset retirement obligation (“ARO”) relating to water monitoring wells and injection recovery wells as required by our Underground Injection Permit. Total estimated reclamation and closure costs for wells completed was $777 thousand and
$299 thousand as of June 30, 2022 and 2021, respectively. These estimated costs were inflated using rates of 1.13% - 2.02% and then discounted using credit adjusted, risk-free interest rates of 6.6 – 11.3% from the time we incurred the obligation to the time we expect to pay the retirement obligation.

In
a
ddition to our asset retirement obligations, we have accrued reclamation costs of $298 thousand as a
liability at June 30, 2022 and 2021 related to prior land disturbance at Fort
Cady.

The
change
in our ARO for the years ended June 30 and the balance of our accrued reclamation liabilities at the end of each period, is set forth below.

	2022	2021
	(in thousands)
Asset retirement obligation—beginning of period	$79	$—
Obligation incurred during the period	106	79
Revisions to previous estimates	(3)	—
Accretion	9	—

Asset retirement obligation—end of period	191	79
Accrued reclamation costs	298	298

Total accrued reclamation liabilities	$489	$377